Annual Total Returns[BarChart] - Small Cap Value Fund - Small Cap Value Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.46%)	15.46%	29.35%	5.17%	(3.40%)	20.04%	8.29%	(14.57%)	19.10%	(4.01%)